Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	5,000,000,000	500,000,000	500,000,000
Common Stock, issued	21,705,607	15,246,734	223,755
Common stock, outstanding	21,705,607	15,246,734	223,755
Series A Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares designated	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	2,500	2,500	2,500
Preferred Stock, shares outstanding	2,500	2,500	2,500
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares designated	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	84,000	84,000	84,000
Preferred Stock, shares outstanding	84,000	84,000	84,000